Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Total Revenue and Income

	2018	2017	2016
Transaction activities and other services	587,299	267,509	139,696
(-) Taxes and contributions on revenue	(72,687)	(42,555)	(18,423)
(-) Other deductions	(10)	(739)	(154)

Net revenue from transaction activities and other services	514,602	224,215	121,119
Equipment rental and subscription services	235,682	118,335	62,046
(-) Taxes and contributions on revenue	(21,062)	(10,697)	(6,693)
(-) Other deductions	(941)	(2,686)	(667)

Net revenue from subscription services and equipment rental	213,679	104,952	54,686
Financial income	842,025	434,251	259,844
(-) Taxes and contributions on financial income	(40,703)	(22,073)	(12,447)

Financial income	801,322	412,178	247,397
Other financial income (a)	49,578	25,273	16,718

Total revenue and income	1,579,181	766,618	439,920

Timing of revenue recognition
Recognized at a point in time	514,602	224,215	121,119
Recognized over time	1,064,579	542,403	318,801

Total revenue and income	1,579,181	766,618	439,920

(a)	Other financial income mainly includes interest accrued in bank saving accounts and judicial deposits held by Brazilian courts for judicial disputes.